Income Tax (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Operating Loss Carryforwards [Line Items]
loss before income taxes	$ (7,885,573)	$ (519,707)
Non P R C [Member]
Operating Loss Carryforwards [Line Items]
loss before income taxes
P R C [Member]
Operating Loss Carryforwards [Line Items]
loss before income taxes	$ (7,885,573)	$ (519,707)